PGIM Jennison Global Equity Income Fund Expense Example - PGIM Jennison Global Equity Income Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	1,920
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,217
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	2,009
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,066